SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2020
Basis of presentation and use of estimates
Basis of presentation and use of estimates
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s financial statements include, but are not limited to, revenue recognition, consolidation of the VIEs, income tax, impairment of goodwill and long-term assets, impairment of long-term investments, change in fair value of contingent consideration, change in fair value of a long-term investment, share-based compensation expenses and purchase price allocation for business acquisition. Actual results could materially differ from those estimates.

Principles of consolidation
Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and the VIEs’ subsidiaries. All profits, transactions and balances among the Company, its subsidiaries, its VIEs and the VIEs’ subsidiaries have been eliminated upon consolidation.

Foreign currency translation and transactions
Foreign currency translation and transactions
The Company’s functional currencies are the United States dollars (“US$”). The Company’s PRC subsidiaries, the VIEs and the VIEs’ subsidiaries determine their functional currencies to be the Chinese Renminbi (“RMB”). The Company uses the US$ as its reporting currency and uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position of its PRC subsidiaries, the VIEs, and the VIEs’ subsidiaries, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of the consolidated statements of changes in equity.
Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate. Exchange gains and losses are included in the consolidated statements of comprehensive income.

Business Combinations
Business Combinations
Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree and the fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. Acquisition-related expenses and restructuring costs are expensed as incurred.
Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and is recorded as a liability. It is subsequently carried at fair value with changes in fair value reflected in earnings.
In a business combination achieved in stages, the previously held equity interest is remeasured in the acquiree immediately before obtaining control at its acquisition-date fair value and the remeasurement gain or loss, if any, is recognized in the consolidated statements of operations.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have an original maturity of three months or less when purchased.

Restricted cash
Restricted cash
Restricted cash represents deposits not readily available to the Company. Restricted cash as of September 30, 2019 and 2020 represented cash pledged as security for bank borrowings. Refer to Note 15.

Term deposits	Term deposits Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year.
Short-term investments
Short-term investments
Short-term investments consist of held-to-maturity investments with a maturity of less than one year. The Group’s short-term held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs. In addition, short-term investments also comprise of financial products with early redemption option and no specified maturity dates, which are classified as available-for-sale investments.
The Group reviews its short-term investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the carrying amount of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the carrying amount, and the Group’s intent and ability to hold the investments. OTTI is recognized as a loss in the consolidation statements of operations.

Inventories
Inventories
Inventories, consisting of paper and professional examination reference books, are stated at the lower of cost or net realizable value. Cost is determined using the weighted average cost method. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs and disposal. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value for obsolete and slow-moving goods.

Fair value
Fair value
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:
Level 1
Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3
Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments
Financial instruments
The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, short-term and long-term investments, bank borrowings, long-term bank borrowing, amounts due to related parties and accounts payable. Available-for-sale investments and cash and cash equivalents are carried at fair value. The carrying amounts of restricted cash, accounts receivable, amounts due from related parties, short-term held-to-maturity investments, bank borrowings, amounts due to related parties and accounts payable approximate their fair values due to the short-term maturities of these instruments. The Group carries equity securities without readily determinable fair values under long-term investments at cost, less impairment, plus or minus observable price changes in a similar transaction. Long-term bank borrowing is carried at amortized cost. The fair value is based on the contractual cash flows discounted using rates currently offered for borrowing with similar terms. Refer to Note 15 for further details.

Allowance for doubtful accounts
Allowance for doubtful accounts
An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Allowance is reversed when the underlying balance of doubtful accounts are subsequently collected. Accounts receivable balances are written off after all collection efforts have been exhausted.

Property, plant and equipment, net
Property, plant and equipment, net
Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Estimated residual value
Buildings	35~50 years	5-10%
Electronic and office equipment	5 years	5-10%
Motor vehicles	5 years	5-10%
Leasehold improvement and building improvement	Shorter of lease term or 5 years	—
Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.
Construction in progress
The Group constructs certain of its property and equipment. Construction in progress represents the costs incurred in connection with the construction of property and equipment. Costs classified as construction in progress include all costs of obtaining the asset and bringing it to the location and in the condition necessary for its intended use. Depreciation is recorded at the time the assets are ready for intended use.

Goodwill, net
Goodwill, net
Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.
The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. The guidance permits the Company to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Absent from any impairment indicators, the Group performs its annual impairment test on the last day of each fiscal year.

For the years ended September 30, 2019 and 2020, the Group performed its annual impairment test using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liabilities representing the implied fair value of goodwill. The Group recorded nil
, US$
1,517
, and
nil
impairment loss related to goodwill for the years ended September 30, 2018, 2019 and 2020, respectively.

Other intangible assets, net
Other intangible assets, net
Other intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:

Category	Estimated useful life
Computer software	3~5 years
Trademarks and domain names	3~11 years
Courseware	1~5 years
Business contracts	3~5.5 years
Copyrights	5~7 years
Others	3.5~8 years

Impairment of long-lived assets
Impairment of long-lived assets
The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets. The Group did not record any impairment loss related to long-lived assets for the years ended September 30, 2018, 2019 and 2020.

Long-term investments
Long-term investments
The Group’s long-term investments consist of equity securities without readily determinable fair value, equity method investments, and available-for-sale investments.

(a)	Equity securities without readily determinable fair values
On October 1, 2018, the Group adopted Accounting Standards Update (“ASU”) No. 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities and 2018-03 Technical Corrections and Improvements to Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The Group adopted this ASU using a modified retrospective method. Prior to the fiscal year 2019, for investee companies over which the Group does not have significant influence or a controlling interest, equity securities of privately held companies were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment.
With the adoption of ASU 2016-01, the Group elected a practicability exception to fair value measurement for the equity securities without readily determinable fair values, under which these investments are measured at cost, less impairment, plus or minus observable price changes of an identical or similar investment of the same issuer with fair value change recorded in the consolidated statements of operations.
The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASU No. 2011-4: Fair Value Measurement (ASC 820). If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations. The Group recorded nil
, US$
546
and
nil
of impairment losses on its equity securities without readily determinable fair value during the years ended September 30, 2018, 2019 and 2020, respectively.

(b)	Equity method investments
For an investee company over which the Group has the ability to exercise significant influence, but does not have a controlling interest, the Group accounted for those using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than temporary. The Group estimates the fair value of the investee company based on comparable quoted price for similar investment in active market, if applicable, or discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, and the determination of the weighted average cost of capital. The Group recorded

US$
343
, US$
6,374
, and US$
910
impairment loss on its equity method investments during the years ended September 30, 2018, 2019 and 2020, respectively.

(c)	Available-for-sale securities investments
For investments in investees’ stocks which are determined to be debt securities, the Group accounts for them as long-term available-for-sale investments when they are not classified as either trading or held-to-maturity investments. Available-for-sale investments are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive loss.
The Group reviews its investments for OTTI based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the carrying amount of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the investees. The Group recorded US$2,492, nil, and nil impairment loss on its available-for-sale investments during the years ended September 30, 2018,
2019 and 2020, respectively.

Revenue recognition
Revenue recognition
On October 1, 2018, the Group adopted ASC Topic 606 Revenue from Contracts with Customers (“Topic 606”), applying the modified retrospective method to all contracts that were not completed as of October 1, 2018. Results for the years ended September 30, 2019 and 2020 are presented under Topic 606, while revenues for the year ended September 30, 2018 are not adjusted and continue to be reported under ASC Topic 605, Revenue Recognition (“Topic 605”).
Revenues are recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.
The Group generates substantially all of its revenues in the PRC. The following table presents the Group’s revenues disaggregated by revenue sources. The Group’s revenues are reported net of  value added tax and surcharges.
Disaggregation of net revenues for the year ended September 30, 2020

	Over-time	A point-in-time	Total
	US$	US$	US$
Online education services	158,548	790	159,338
Books and reference materials	—	22,061	22,061
Other professional education services	7,352	9,084	16,436

Professional education services	165,900	31,935	197,835
Sales of learning simulation software	—	9,516	9,516
Business start-up training services	—	2,207	2,207

Total	165,900	43,658	209,558

	Refundable course model	Non-refundable course model	Total
	US$	US$	US$
Online education services	37,357	121,981	159,338
Books and reference materials	—	22,061	22,061
Other professional education services	—	16,436	16,436

Professional education services	37,357	160,478	197,835
Sales of learning simulation software	—	9,516	9,516
Business start-up training services	—	2,207	2,207

Total	37,357	172,201	209,558

Disaggregation of net revenues for the year ended September 30, 2019

	Over-time	A point-in-time	Total
	US$	US$	US$
Online education services	144,221	1,696	145,917
Books and reference materials	—	27,372	27,372
Other professional education services	14,079	8,679	22,758

Professional education services	158,300	37,747	196,047
Sales of learning simulation software	—	12,979	12,979
Business start-up training services	—	2,796	2,796

Total	158,300	53,552	211,822

	Refundable course model	Non-refundable course model	Total
	US$	US$	US$
Online education services	22,465	123,452	145,917
Books and reference materials	—	27,372	27,372
Other professional education services	—	22,758	22,758

Professional education services	22,465	173,582	196,047
Sales of learning simulation software	—	12,979	12,979
Business start-up training services	—	2,796	2,796

Total	22,465	189,357	211,822

The total of other professional education services, sales of learning simulation software, and business start-up training services are presented as “others” on the consolidated statements of operations.

The Group capitalizes sales commission paid to sales personnel and student recruitment agencies as cost of obtaining a contract when those costs are incremental to obtain a contract and if the Group expects to recover those costs. Contract costs are amortized in the same manner as the revenues recognized.
As of September 30, 2020, the balances of capitalized cost of obtaining contracts with customers amounted to US$8,440 and US$3,043 were recorded in “prepayment and other current assets” and “other non-current assets”, respectively. As of September 30, 2019, the respective balances amounted to US$4,974 and US$3,251, respectively. The Group recognized amortization of contract cost amounting to US$6,166 and US$10,974 in “selling expenses” in its consolidated statements of operations during the years ended September 30, 2019 and 2020, respectively. The Group did not record any impairment of contract cost for the years ended September 30, 2019 and 2020.
The Group’s contract liabilities mainly consist of prepayments from students (deferred revenue), with a balance of US$80,560 and US
$127,766
as of October 1, 2018 and 2019, respectively, of
which US$62,363 and US
$75,378
were recognized in revenues for the years ended September 30, 2019 and 2020, respectively. The balances of US$127,766 and US
$139,881
as of September 30, 2019 and 2020 are expected to be recognized as follows:
The expected balances of deferred revenue as of September 30, 2020:

US$
Years ending September 30,
2021	105,953
2022	27,003
2023	6,379
2024	470
2025	76

139,881

The expected balances of deferred revenue as of September 30, 2019:

US$
Years ending September 30,
2020	94,202
2021	24,999
2022	7,288
2023	1,159
2024	118

127,766

Refund liabilities mainly related to the estimated refunds that are expected to be paid to eligible students and recorded as refundable fees on the consolidated balance sheets. Refund liability estimates are based on historical refund ratio (i.e. passage rate) on a portfolio basis using the expected value method. As of September 30, 2019 and 2020, refundable fees amounted to US
$
2,875

and US$
4,331
, respectively.
Online education services
The primary sources of the Group’s revenues and recognition policies are as follows:
The online education services provided by the Group to its customers are integrated services, including audio-video course content, mock examinations and online chat rooms during the subscription period. Audio-video course content, mock examinations and online chat rooms are highly interdependent and interrelated in the context of the contract with the online education services. Therefore, the Group determined that the online education services represent a single performance obligation.
The Group earns revenues by providing online education services to customers pursuant to two types of revenue models - non-refundable course model and refundable course model.
The online courses using the non-refundable course model are mainly comprised of regular classes and premium classes. In addition, the non-refundable course model also includes insured elite classes, which are refundable to the students through a third party insurance company. The revenues for the regular classes are recognized on a straight-line basis over the subscription period from the month in which the customers enroll in the courses to the month in which the subscribed courses terminate. For premium classes, if participants fail to pass the course examination and certain pre-agreed conditions are met, the participants can retake the same premium course for free for the following year or years. For the insured elite classes, if the course participants fails to pass the course examination and certain pre-agreed conditions are met, the participants can retake the same premium course for free for the following year or years, and enjoy the refund privilege covered by an independent insurance company. Under Topic 605, the Group recognized the discount offered for the retake course proportionally as a deduction to revenues recognized for each of the class that the participants take. Upon the adoption of Topic 606, the Group recognizes the revenues related to the premium and insured elite classes over the expected service period based on the estimated historical passage rates on a portfolio basis.
The online courses using the refundable course model are mainly comprised of uninsured elite classes whereas the Group is obligated to refund the tuition fee or provide the students with a right to retake the course if the participants complete the courses and fail the professional exams and their scores are within a range provided for in the agreement. The participants must notify the Group within a pre-agreed period after the professional examinations scores are released in order to be eligible for the refund or the right to retake the course. Under Topic 605, the proceeds from the refundable course model were initially recorded as refundable fees in the Company’s consolidated balance sheet and were recognized upon the expiration of the participants’ right to receive a refund or ratably over the retake course period when the participants decide to retake the course before the expiration of such right. Upon the adoption of Topic 606, the Group estimates the variable consideration to be earned based on historical refund ratio on a portfolio basis using the expected value method and records a refund liability based on estimated refunds to be paid to eligible students. The Group further recognizes revenues over the expected service period based on the estimated historical passage rates on a portfolio basis.
Most of the course participants pay course fees via online payment systems provided by third parties including internet debit or credit card payment systems and other third-party payment systems. Some participants may choose to enroll for online courses through the use of prepaid study cards which are purchased from distributors. The Group sells prepaid study cards at a discount to the face value of the cards to its regional distributors. Revenues are recorded using the after-discount-selling-price of the cards and recognized over the period the online courses are available to the customers, which generally is from the month in which the customers enroll in the courses to the month in which the subscribed courses terminate. Based on the history of usage of prepaid study cards, the Group concluded that any breakage related to prepaid study cards that are not activated or that have not been used to enroll in courses is insignificant.
The Group may, at times, offer volume discounts to its regional distributors for purchases over a specified amount of prepaid study cards during a specified period of time, generally, one year. Under Topic 605, the Group deferred the portion of revenues of the prepaid study card based on the maximum potential amount of discount provided to the distributors. Revenues were recognized during the remaining period the online courses were available to the users who enroll using the prepaid study cards or were recognized immediately if the related online course had been completed or the prepaid study cards expired. Upon the adoption of Topic 606, volume discounts are considered a form of variable consideration. Accordingly, volume discounts are estimated and recognized based on historical experience and adjusted based on actual purchase volumes at each reset period.
The Group provides student enrollment services and online platform to government agencies which use the Group’s online platform to conduct continuing education services. The Group earns service fees as a percentage of total tuition fees based on the agreements entered into with the government agencies. Each contract of these services is accounted for as single performance obligation which is satisfied ratably over the service period. Service fees are initially recorded as deferred revenue and are recognized as revenues on a straight-line basis over the subscription period based on the terms of the agreements.

The online education services provided by Beijing Champion and its subsidiaries are subject to approximately
6%
value added tax and related surcharges. The Group records revenues net of these taxes in the consolidated statements of operations. Such value added tax related surcharges for the years ended September
 30, 2018, 2019 and 2020 were US$1,075, US$1,172 and US$436, respectively.
Books and reference materials
The Group sells books and reference materials to distributors and end users. Revenues relating to such sales are recorded when control of the promised goods is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for the goods. Inventory costs of products delivered to distributors for which revenues have been deferred are presented as “deferred costs” on the consolidated balance sheets.
The Group also sells books and reference materials together with study cards which allow the customers to take a certain number of online courses for no additional charge or by paying at a discount, and the customers can also get certain number of electronic books for free. The Group determined that books and online course services represent two separate performance obligations. The Group allocates the proceeds to each performance obligation based on their relative selling price. The relative selling price are based on observable price sold on a standalone basis if available. If not, the Group estimates the relative selling price based on internal pricing models.
Other revenues
Other revenues include sales of learning simulation software, sales of offline professional training, and others.
Revenues from sales of learning simulation software, which are self-developed learning simulation packaged software, are recognized when the control of the software is transferred to the customers in an amount of consideration to which the Company expects to be entitled to in exchange for the software. The Company has no significant remaining obligation with respect to the software, except for warranty related obligations, of which the related costs are estimated upon the acceptance of the customers.
Revenues from offline professional training are recognized proportionately when the training courses are delivered. Each contract of these services is accounted for as a single performance obligation which is satisfied ratably over the service period. For offline training sponsored by government authorities related to business start-up training services, the tuition fees of the training participants are subsidized by the government. Qualified enrollments and the fees to be earned cannot be determined until the confirmation from government authorities regarding the number of students and fees is received by the Company, which is after the completion of services. Therefore, revenues from such services are recognized upon the receipt of confirmations from government authorities, when all the other revenues recognition criteria have been met. Revenues from offline training sponsored by government authorities were insignificant during the years ended September 30, 2019 and 2020.
Revenues from other services, including accounting and consulting services, courseware production services, and platform production services, are recognized when the services are delivered.

Value added taxes
Value added taxes (“VAT”)
Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expenses and other current liabilities on the consolidated balance sheets.
Champion Technology was a VAT general taxpayer. Champion Education Technology was a VAT small-scale taxpayer but was treated as a general taxpayer since February 1, 2014. Champion Wangge was a VAT small-scale taxpayer but was treated as a general taxpayer since January 1, 2015. The applicable VAT rates are
6
% and
3
% for the entities that are general taxpayer and small-scale taxpayer, respectively.
Since May 2018, in accordance with Cai Shui [2018] No.32, the VAT rate decreased to 16% of the gross sales for general VAT payer. Therefore, for general VAT payer, VAT on sales is calculated at 16% on revenues from product sales and paid after deducting input VAT on purchases since May 1, 2018.
Since April 2019, in accordance with Cai Shui [2019] No.39, the VAT rate decreased to 13% of the gross sales for general VAT payer. Therefore, for general VAT payer, VAT on sales is calculated at 13% on revenue from product sales and paid after deducting input VAT on purchases since April 1, 2019. The revenues earned from the sales of software of the Group are subject to 13% VAT rate.
Since January 2020, in accordance with Cai Shui [2020] No.8 and Cai Shui [2020] No.28, due to the Novel Coronavirus Pandemic, the VAT from providing daily life services, including the education services was temporarily exempted for the calendar year 2020.
Pursuant to a circular jointly released by the Ministry of Finance and State Administration of Taxation on December 25, 2013, the Group is subject to a VAT exemption for the proceeds received from customers for sales related to books and reference materials until December 31, 2017, which is further extended to December 31, 2020. As a result, the Group registered a tax exemption application at the state tax bureau in February 2014 and started to enjoy such tax exemption for the relevant sales since March 2014. Prior to the filing of tax exemption application in February 2014, the Group was subject to VAT generally at a rate of 13% on the proceeds received for the sales of books and reference materials.

Cost of sales
Cost of sales
Cost of services and others are mainly composed of salaries and related expenses for tutors, course and content development, website maintenance and information technology technicians and other employees, fees paid to the course lecturers, depreciation and amortization expenses, server management and bandwidth leasing fees paid to third-party providers, rental and related expenses, and other miscellaneous expenses.
Cost of tangible goods sold, including direct materials used for production of books and reference materials, authorship fee and printing cost, are initially deferred and recorded as “deferred costs”. The deferred costs are recognized as cost of sales when the related revenues are recognized upon cash receipt.

Operating leases
Operating lease
Before October 1, 2019, the Group adopted ASC Topic 840(“ASC 840”), Leases, and each lease is classified at the inception date as an operating lease, where substantially all the rewards and risk of assets remain with the leasing company. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated economic life.
On October 1, 2019, the Group adopted the new leasing standard (“ASC 842”). The Group determines if an arrangement is a lease or contains a lease at lease inception. Operating leases are required to be recorded in the balance sheet as right-of-use (“ROU”) assets and lease liabilities, initially measured at the present value of the lease payment. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification of any expired or existing leases as of the adoption date and (3) initial direct cost for any expired or existing leases as of the adoption date. The Group also elected not to separately account for lease and nonlease components. Lastly, the Company has elected to utilize the short-term lease recognition exemption and, for those leases that qualified, the Group did not recognize operating lease ROU assets or operating lease liabilities.
As the rate implicit in the lease is not readily determinable, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payment. The incremental borrowing rate is estimated in a portfolio approach to approximate the interest rate on a collateralized basis with similar terms and payments in a similar economic environment. Lease term may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expenses are recorded on a straight-line basis over the lease term.

Advertising expenditure
Advertising expenditure
Advertising expenditure is expensed when incurred and is included in “selling expenses” in the consolidated statements of operations. Advertising expenses were US$14,785, US$23,668 and US$28,608 for the years ended September 30, 2018, 2019 and 2020, respectively.

Shipping and handling costs
Shipping and handling costs
Shipping and handling costs of books and reference materials are classified as a component of “selling expenses” in the consolidated statements of operations. Shipping and handling costs classified as selling expenses were US$1,852, US$3,154 and US$3,168 for the years ended September 30, 2018, 2019 and 2020, respectively.

Income taxes
Income taxes
Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Share-based compensation
Share-based compensation
Share-based compensation with employees, officers and non-executive directors is measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expenses over the requisite service period, with a corresponding addition to paid-in capital. The Group recognizes compensation expenses over the vesting term on a straight-line basis with the amount of compensation expenses recognized at any date not less than the portion of the grant-date value of the option vested at that date.

Net income per share
Net income per share
Basic net income per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Nonvested shares are also participating securities as they enjoy identical dividend rights as ordinary shares. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share in income for the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of outstanding share-based awards is reflected in the diluted net income per share by application of the treasury stock method.

Comprehensive income
Comprehensive income
Comprehensive income includes net income, unrealized gain on available-for-sale investments and foreign currency translation adjustments, and is reported in the consolidated statements of comprehensive income.

Significant risks and uncertainties
Significant risks and uncertainties
Foreign currency risk
RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregate amounts of US$65,673 and US$77,630, which were denominated in RMB, as of September 30, 2019 and 2020, respectively, representing 96.5% and 97.0% of the cash and cash equivalents as of September 30, 2019 and 2020, respectively.
Concentration of credit risk
Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, term deposits, restricted cash, short-term investments, accounts receivable and prepayment and other current assets. As of September 30, 2019 and 2020, substantially all of the Group’s cash and cash equivalents, restricted cash and short-term investments were deposited in financial institutions located in the PRC and Hong Kong. Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.
There are no revenues from customers which individually represent greater than 10% of the total net revenues for any year of the three years period ended September 30, 2020.

Newly adopted accounting pronouncements
Newly adopted accounting pronouncements
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In July 2018, ASU 2016-02 was updated with ASU 2018-11, Targeted Improvements to ASC 842, which provides entities with relief from the costs of implementing certain aspects of the new leasing standard. Specifically, under the amendments in ASU 2018-11, (1) entities may elect not to recast the comparative periods presented when transitioning to ASC 842 and (2) lessors may elect not to separate lease and nonlease components when certain conditions are met. Before ASU 2018-11 was issued, transition to the new lease standard required application of the new guidance at the beginning of the earliest comparative period presented in the financial statements.
On October 1, 2019, the Group adopted the ASC 842, using the modified retrospective transition method resulting in the recording of operating lease ROU assets of US$36,514 and operating lease liabilities of US$33,167 upon adoption. Prior period amounts have not been adjusted and continue to be reported in accordance with the previous accounting guidance. The adoption of the new guidance had no effect on the consolidated statements of operations. Further information is disclosed in Note 2 and Note 21.
In June 2018, the FASB issued ASU 2018-07: Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which simplifies the accounting for share-based payments granted to nonemployees for goods and services. Under the amendments in this ASU, most of the current guidance on such payments to nonemployees would be aligned with the requirements for share-based payments granted to employees, including determination of measurement date and accounting for performance conditions and for share-based payments after vesting. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. Early adoption is permitted. The Group adopted this standard on October 1, 2019 with no material impact on the Group’s consolidated financial statements.

Recently issued accounting pronouncements not yet adopted
Recently issued accounting pronouncements not yet adopted
In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Statements. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. This ASU affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual rights to receive cash. For public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All entities may adopt the amendments in this ASU through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach).
In April 2019, ASU 2016-13 was updated with ASU 2019-04, which clarifies certain aspects of accounting for credit losses, hedging activities, and financial instruments. ASU 2019-04 provides certain alternatives for the measurement of the allowance for credit losses (ACL) on accrued interest receivable (AIR). These measurement alternatives include (1) measuring an ACL on AIR separately, (2) electing to provide separate disclosure of the AIR component of amortized cost as a practical expedient, and (3) making accounting policy elections to simplify certain aspects of the presentation and measurement of such AIR. For entities that have adopted ASU 2016-13, the amendments in ASU 2019-04 related to ASU 2016-13 are effective for fiscal years beginning after December 15, 2019, and interim periods therein. An entity may early adopt ASU 2019-04 in any interim period after its issuance if the entity has adopted ASU 2016-13. The Group is in the process of evaluating the impact of the adoption of these pronouncements on the Group’s consolidated financial statements.
In January 2017, the FASB issued ASU 2017-04: Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the Board eliminated Step 2 from the goodwill impairment test. Under the amendments in this ASU, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. An entity should apply the amendments in this ASU on a prospective basis. An entity is required to disclose the nature of and reason for the change in accounting principle upon transition. A public business entity should adopt the amendments in this ASU for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value”. ASU 2018-13 removes and modifies existing disclosure requirements on fair value measurement, namely regarding transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. Additionally, ASU 2018-13 adds further disclosure requirements for Level 3 fair value measurements, specifically changes in unrealized gains and losses and other quantitative information. ASU 2018-13 is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The Group is in the process of evaluating the impact of the adoption of this pronouncement on the Group’s consolidated financial statements.
In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to the Related Party Guidance for Variable Interest Entities. ASU 2018-17 changes how entities evaluate decision-making fees under the variable interest entity guidance. To determine whether decision-making fees represent a variable interest, an entity considers indirect interests held through related parties under common control on a proportional basis, rather than in their entirety. This guidance is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. All entities are required to apply the amendments in this ASU retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. The Group is in the process of evaluating the impact of the adoption of this pronouncement on the Group’s consolidated financial statements.